Employee benefits - Summary of Defined Benefit Obligation and Plan Assets (Parenthetical) (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	€ 14,129	€ 10,412
Switzerland
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	13,300	9,700
Austria
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	400	400
Slovenia
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	300	200
Philippines
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	€ 200	€ 100